Basis of preparation (Policies)	6 Months Ended
Dec. 31, 2020
Significant accounting policies
Accounting policies followed in interim financial statements

The accounting policies applied in the preparation of these condensed consolidated interim financial statements are in terms of IFRS and are consistent with those applied in the consolidated annual financial statements for the year ended 30 June 2020, except for the adoption of amendments to certain standards as discussed in more detail below.